Investment in Equity Accounted Joint Ventures - Additional Information (Details) - USD ($)	1 Months Ended
	Oct. 31, 2014	Jun. 30, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture			100.00%
Debt instrument, face amount			$ 3,097,742,000	$ 3,123,728,000
Investment in joint ventures			212,202,000	$ 169,875,000	$ 141,819,000
Interest Rate Swap
Schedule of Equity Method Investments [Line Items]
Notional amount			1,466,145,000
Libra Joint Venture | Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Schedule of Equity Method Investments [Line Items]
Term of contract	10 years
Notional amount			588,800,000
Fixed interest rate	2.51%
OOG-TKP FPSO GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Construction period loan facility, term (in years)		8 years
Debt instrument, face amount			138,200,000
OOG-TKP FPSO GmbH & Co KG | Interest Rate Swap | Not Designated as Hedging Instrument | Cash Flow Hedging
Schedule of Equity Method Investments [Line Items]
Term of contract		10 years
Notional amount			$ 123,400,000
Fixed interest rate			2.63%
Minimum | OOG-TKP FPSO GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid (as a percent)		2.15%
OOG-TKP FPSO GmbH & Co KG | Teekay Corporation
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture		50.00%
Libra Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Libra Joint Venture | Ocyan S.A.
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Ocyan S.A. | Libra Joint Venture
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid (as a percent)	2.65%
Ocyan S.A. | Minimum | Teekay Offshore
Schedule of Equity Method Investments [Line Items]
Construction period loan facility, term (in years)	10 years
Ocyan S.A. | Maximum | Newbuildings
Schedule of Equity Method Investments [Line Items]
Debt instrument, face amount			$ 654,200,000